Offerings - Offering: 1	Sep. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, no par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	45.295
Maximum Aggregate Offering Price	$ 22,647,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,127.62
Offering Note	1. Pursuant to Rule 416 under the Securities Act, as amended (the "Securities Act"), this Registration Statement also includes such additional shares of common stock by reason of any stock dividend, stock split or other similar transaction. 2. Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rule 457(c) promulgated thereunder. The aggregate offering price is the average of the high and low prices of Issuer common stock as reported on the Nasdaq Global Select Market on September 22, 2026.